Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 29,005	$ 5,689
Work in progress	52,515	8,565
Finished goods	24,293	13,592
Total inventories	$ 105,813	$ 27,846